INCOME TAXES - (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
INCOME TAXES
U.S. federal operating loss carry forwards					$ 357,674
Income tax provision (in Percent)	(2.10%)	0.00%	(3.10%)	0.00%	0.00%
Statutory tax rate (as a percent)			21.00%		21.00%
Change in valuation allowance					$ 354,792